UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2015 (Unaudited)

Deutsche Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 21.2%
Hotels, Restaurants & Leisure 1.0%
Brinker International, Inc. (a)	47,243	2,150,029
Household Durables 2.1%
Jarden Corp.*	108,457	4,858,874
Internet & Catalog Retail 2.6%
Amazon.com, Inc.*	9,551	5,977,971
Media 3.7%
Walt Disney Co.	74,093	8,427,338
Specialty Retail 8.8%
Home Depot, Inc.	71,808	8,878,341
L Brands, Inc.	65,654	6,301,471
O'Reilly Automotive, Inc.*	16,842	4,652,771
		19,832,583
Textiles, Apparel & Luxury Goods 3.0%
VF Corp.	99,818	6,739,711
Consumer Staples 9.1%
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	32,110	5,077,233
Rite Aid Corp.*	374,686	2,952,526
		8,029,759
Food Products 4.3%
Mead Johnson Nutrition Co.	50,962	4,178,884
The WhiteWave Foods Co.*	137,444	5,632,455
		9,811,339
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	33,638	2,706,513
Energy 1.1%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	37,220	2,489,274
Financials 4.7%
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	26,958	4,859,449
Consumer Finance 2.6%
Capital One Financial Corp.	73,523	5,800,965
Health Care 17.6%
Biotechnology 6.0%
Celgene Corp.*	80,027	9,820,113
Medivation, Inc.*	91,604	3,852,864
		13,672,977
Health Care Providers & Services 4.0%
Cigna Corp.	28,753	3,854,052
McKesson Corp.	28,494	5,094,727
		8,948,779
Life Sciences Tools & Services 2.8%
Thermo Fisher Scientific, Inc.	48,689	6,367,548
Pharmaceuticals 4.8%
Allergan PLC*	20,908	6,449,491
Shire PLC (ADR)	19,215	4,362,766
		10,812,257
Industrials 11.6%
Aerospace & Defense 2.5%
Boeing Co.	37,942	5,618,072
Electrical Equipment 4.9%
Acuity Brands, Inc. (a)	26,087	5,702,618
AMETEK, Inc.	97,957	5,370,003
		11,072,621
Industrial Conglomerates 2.4%
Roper Technologies, Inc. (a)	28,790	5,365,017
Road & Rail 1.8%
Norfolk Southern Corp.	52,673	4,215,420
Information Technology 28.5%
Communications Equipment 2.1%
Palo Alto Networks, Inc.*	29,177	4,697,497
Internet Software & Services 8.1%
Alphabet, Inc. "A"*	15,022	11,077,072
Alphabet, Inc. "C"*	10,159	7,221,119
		18,298,191
IT Services 6.1%
Visa, Inc. "A" (a)	179,543	13,928,946
Semiconductors & Semiconductor Equipment 2.5%
Avago Technologies Ltd.	22,803	2,807,733
NXP Semiconductors NV*	35,591	2,788,555
		5,596,288
Software 5.7%
Adobe Systems, Inc.*	89,819	7,963,353
salesforce.com, Inc.*	64,303	4,996,986
		12,960,339
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	75,439	9,014,961
Materials 3.7%
Construction Materials 2.0%
Vulcan Materials Co. (a)	46,963	4,535,686
Containers & Packaging 1.7%
Sealed Air Corp.	75,975	3,731,892
Telecommunication Services 0.9%
Wireless Telecommunication Services
T-Mobile U.S., Inc.* (a)	55,959	2,120,286
Utilities 0.6%
Water Utilities
American Water Works Co., Inc.	21,482	1,232,207
Total Common Stocks (Cost $177,732,710)		223,872,789
Securities Lending Collateral 11.0%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $24,817,475)	24,817,475	24,817,475
Cash Equivalents 1.0%
Central Cash Management Fund, 0.12% (b) (Cost $2,399,056)	2,399,056	2,399,056
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $204,949,241) †	111.0	251,089,320
Other Assets and Liabilities, Net	(11.0)	(24,882,667)
Net Assets	100.0	226,206,653

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $205,234,136. At October 31, 2015, net unrealized appreciation for all securities based on tax cost was $45,855,184. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,832,024 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,976,840.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2015 amounted to $24,341,542, which is 10.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$223,872,789	$—	$—	$223,872,789
Short-Term Investments(d)	27,216,531	—	—	27,216,531
Total	$251,089,320	$—	$—	$251,089,320

There have been no transfers between fair value measurement levels during the period ended October 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 23, 2015